SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) per Ordinary Share (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Net Income (Loss) minus Redeemable Net Earnings [Abstract]
Interest Income	$ 45,812		$ 11,579	$ 91,122
Less: Redeemable Net Earnings	(45,812)			(91,122)
Net Income (Loss)	1,875,031	$ (2,858,829)	(4,244,366)	(983,798)
Non-Redeemable Net Income (Loss)	1,829,219			(1,074,920)
Non Redeemable Class And Class B Ordinary Shares [Member]
Numerator: Net Income (Loss) minus Redeemable Net Earnings [Abstract]
Less: Redeemable Net Earnings			(11,579)
Net Income (Loss)			(4,244,366)
Non-Redeemable Net Income (Loss)			$ (4,255,945)
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted			7,500,000
Earnings Per Share, Basic and Diluted			$ (0.57)
Redeemable Class A Ordinary Shares [Member]
Numerator: Net Income (Loss) minus Redeemable Net Earnings [Abstract]
Interest Income	45,812		$ 11,579	91,122
Less: Redeemable Net Earnings	$ 45,812		$ 11,579	$ 91,122
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Share [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted			30,000,000
Earnings Per Share, Basic and Diluted			$ 0.00
Class B Non-redeemable Ordinary Shares [Member]
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Share [Abstract]
Weighted average number diluted shares (in shares)	0		0	0
Private Placement Warrants [Member] | Redeemable Class A Ordinary Shares [Member]
Net income (Loss) per Ordinary Share [Abstract]
Antidultive shares excluded from computation (in shares)			15,333,333	15,333,333